18. SHARE CAPITAL: Schedule of Options transactions and the number of options outstanding (Details) - Options - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	7,634,375	4,716,875
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.80	$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	8,157,679	2,917,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.30	$ 1.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	14,549,289	7,634,375
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 1.27	$ 0.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period	1,799,110
Share-based Compensation Arrangements by Share-based Payment Award, Options, Other Share Increase (Decrease) in Period, Weighted Average Exercise Price	$ 0.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(2,050,000)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.54
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(775,000)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 2.14